Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000005563
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%		(0.23%)	1.49%
Without Sales Load [Member] | C000222343
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	(1.69%)
Without Sales Load [Member] | C000222342
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	(1.60%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(1.77%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(1.77%)